INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

17.   INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

Associates are those entities where the Group exercises significant influence, and they are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not equate to control or joint control over those policies. These entities are recognized at cost at the time of acquisition and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income. The carrying amount of the investment in such entities may include goodwill as the positive difference between the cost of the investment and Group’s proportionate share in the fair-values of the entity’s identifiable assets and liabilities.

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement and have rights to the net assets of the arrangement. The Group recognizes its interest in a joint venture where it has joint control of the investment and accounts for that investment using the equity method.

The Group presents its share in profits or losses in associates and joint ventures within operating profit if those interests are viewed as part of Group’s core operations. As of December 31, 2020, MTS Belarus, Zelenaya Tochka and Fancy Show were considered as part of the Group’s core operating activity. Shares in profits and losses of other Group’s associates and joint ventures were presented as non-operating items.

The Group’s investments in associates and joint ventures comprised the following:

	Country of		December 31,	December 31,
	operations	Operating activity	2020	2019
MTS Belarus	Belarus	telecommunications	5,124	4,502
Zelenaya Tochka	Russia	telecommunications	1,260	—
YouDo	Russia	classifieds	724	724
Sistema-Rentnaya Nedvizhimost	Russia	property investments mutual fund	636	658
Other unquoted companies	Russia		811	566
Total investments in associates			8,555	6,450

The reconciliation of summarized financial information of MTS Belarus to the carrying amount of the Group’s interest in associate is presented as follows:

	December 31,	December 31,
	2020	2019
Assets
Non-current assets	20,008	19,496
Current assets	12,705	11,536
Liabilities
Non-current liabilities	(11,257)	(9,849)
Current liabilities	(10,999)	(11,995)
Total identifiable net assets	10,457	9,188
The Group’s share in associate	49%	49%
The Group’s share of identifiable net assets	5,124	4,502
Carrying amount of the Group’s interest	5,124	4,502

The composition of the Group’s share of income of MTS Belarus is as follows:

	Year ended December 31,
	2020	2019	2018
Revenue	36,121	32,593	27,695
Net profit for the year	10,267	9,354	7,752
The Group’s share of the profit of the associate for the year	5,031	4,583	3,799
Other comprehensive income/(loss) for the year (currency translation adjustment)	(397)	(842)	648
Total comprehensive income for the year	9,870	8,512	8,400
The Group’s share of total comprehensive income of the associate for the year	4,836	4,171	4,116
Dividends received	(4,212)	(3,821)	(3,691)

Joint ventures presented within operating profit

Zelenaya Tochka

In February 2020, the Group purchased 51% stakes in Achemar Holdings Limited and Clarkia Holdings Limited, owners of the operational companies of “Zelenaya Tochka” Group, fixed-line operator in multiple regions of Russia. Purchase price comprised of cash payment in total amount of RUB 1,370 million. Purchase conditions included call and put options for the remaining stakes in Achemar Holdings Limited and Clarkia Holdings Limited, and share of purchase price in amount of RUB 166  million related to the fair value of call and put options acquired. The purchase of 51% stake was accounted as investment in joint venture based on the terms of the shareholders’ agreement.

Fancy Show

In 2020 the Group formed a partnership with “LLC Fancy Show”, for the purposes of production, release and promotion of “Chess” musical in Russia. The Group received the right to 36% net profit of the partnership and accounted for investment as investment in joint venture.

The following table is the aggregate financial information of investments in individually insignificant joint ventures, held by the Group and presented within operating profit:

	Year ended December 31,
	2020	2019	2018

Net income for the year	3	—	—

The Group’s share of the income of the joint venture for the year	17	—	—

Other comprehensive income for the year	—	—	—
Total comprehensive income for the year	3	—	—

The Group’s share of total comprehensive income of the joint venture for the year	17	—	—

Associates and joint ventures presented within non-operating items

YouDo

In September 2018, the Group acquired a 13.68% ownership interest in Youdo Web Technologies Limited (YouDo), a Russian online service provider matching freelance labor supply to demand for everyday and business tasks, for a cash contribution of RUB 824 million. Though the Group holds less than 20% of the equity interests in YouDo, nevertheless it has significant influence over the investee based on its ownership of equity shares, representation on the investee’s Board of Directors and certain additional rights related to the decision-making process on key issues.

Sistema-Rentnaya Nedvizhimost

In December 2018, MTS Bank sold 40.26% share in a property investments mutual fund “Sistema-Rentnaya Nedvizhimost” to Business Nedvizhimost, subsidiary of Sistema, for cash consideration of RUB 450 million. The Group classified the remaining investment in the mutual fund as investment in joint venture, based on the existence of a joint decision-making process and the rights to net assets of the mutual fund. The Group applied the equity method of accounting to its remaining share in the mutual fund.

SWIPGLOBAL

In December 2019, the Group acquired a 15.01% ownership interest in SWIPGLOBAL Limited (SWIPGLOBAL), a parent company of LLC “Smart wallet”, Russian provider of authorization and payment solutions, for a cash contribution of RUB 75 million. Though the Group holds less than 20% of the equity interests in SWIPGLOBAL, nevertheless it has significant influence over the investee based on its ownership of equity shares, representation on the investee’s Board of Directors and certain additional rights related to the decision-making process on key issues.

OZON

In 2014, the Group acquired a 10.82% stake in OZON Holdings Limited (OZON), a leading Russian e-commerce company. The Group accounted for its investment under the equity method, as the Group’s representation on the investee’s board of directors and a number of veto rights provided it with a significant influence over the investee.

In 2018, the Group acquired additional equity interests in OZON through several transactions, which resulted in increase of the Group’s share in OZON from 11.19% as of December 31,  2017 to 18.69% as of December 31, 2018. In March 2019, the Group disposed its 18.69% interest in OZON to Sistema for RUB 7,902 million (of which RUB 3,000 million was paid by Sistema in March 2019, RUB 2,450 million is due in July 2020 and RUB 2,452 million is due in July 2021). As of December 31, 2019 and 2020 the Group has retained no interest in OZON.

As a result of the transaction the Group recognized a gain  on disposal which was included in the non-operating share of the income of the associates and joint ventures in the accompanying consolidated statement of profit or loss:

2019
Proceeds from disposal	7,902
Less: carrying amount of investment on the date of disposal	(4,065)

Gain recognized*	3,837

*A current tax expense of RUB 420 million is attributable to the aforementioned gain.

MTS Bank

In July 2018, the Group increased its ownership share in its associate MTS Bank from 26.6% to 55.4% and obtained control over the entity. The Group discontinued the use of the equity method for accounting of investment in MTS Bank and accounted for the acquisition as a transaction under common control directly in equity (Note 5).

The Group’s share in the net losses of MTS Bank prior to discontinuing use of the equity method was included in the non-operating share of the loss of the associates in the accompanying consolidated statement of profit or loss for the year ended December 31, 2018 and is presented as follows:

2018
Total interest income	(9,289)
Total interest expense	3,799
Net loss for the period	609
The Group’s share of the loss of the associate for the period	162
Other comprehensive loss for the period	614
Total comprehensive loss for the period	1,223
The Group’s share of the total comprehensive loss for the period	326

The following table is the aggregate financial information of investments in individually insignificant associates and joint ventures, held by the Group and presented within non-operating items:

	Year ended December 31,
	2020	2019	2018
Net (income)/loss for the year	(1,048)	2,448	4,600
The Group’s share of the (income)/loss of the associate for the year	(273)	341	747
Other comprehensive income for the year	—	—	—
Total comprehensive (income)/loss for the year	(1,048)	2,448	4,600
The Group’s share of total comprehensive (income)/loss of the associate for the year	(273)	341	747